As filed with the U.S. Securities and Exchange Commission on August 14, 2026

Securities Act File No.

File No. 333-292501

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 7	☒
Post-Effective Amendment No.	☐

HPS Corporate Lending Fund

(Exact name of registrant as specified in charter)

40 West 57th Street, 33rd Floor

New York, NY 10019

212-287-6767

(Address and telephone number, including area code, of principal executive offices)

Tyler Thorn

HPS Advisors, LLC

40 West 57th Street, 33rd Floor

New York, NY 10019

(Name and address of agent for service)

COPIES TO:

Richard Horowitz Dechert LLP 1095 Avenue of the Americas New York, NY 10036 (212) 698-3500	William J. Bielefeld Dechert LLP 1900 K Street, NW Washington, DC 20006 (202) 261-3300

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

☐	immediately upon filing pursuant to paragraph (b) of Rule 486.

☒	on September 14, 2026 pursuant to paragraph (b) of Rule 486.

☐	60 days after filing pursuant to paragraph (a) of Rule 486.

☐	on (date) pursuant to paragraph (a) of Rule 486.

If appropriate, check the following box:

☒	This pre-effective amendment designates a new effective date for a previously filed registration statement.

☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:    .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:     .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:     .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:     .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).

☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).

☐	Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

The Registrant filed a registration statement on Form N-2 on December 30, 2025 for no purpose other than to register additional shares of beneficial interest of the Registrant (the “Registration Statement”). Pre-Effective Amendments No. 1, No. 2, No. 3, No. 4, No. 5, and No. 6 to the Registration Statement on Form N-2 of the Registrant were filed pursuant to Rule 486(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”) on February 26, 2026, March 25, 2026, April 24, 2026, May 22, 2026, June 18, 2026, and July 17, 2026, respectively, solely for the purpose of extending the effective date of the Registration Statement and designating March 26, 2026, April 25, 2026, May 25, 2026, June 22, 2026, July 20, 2026, and August 17, 2026, respectively, as the date upon which the Registration Statement would become effective pursuant to Rule 486(b). This Pre-Effective Amendment No. 7 is being filed pursuant to Rule 486(b)(1)(iii) under the Securities Act solely for the purpose of further extending such effective date and designating September 14, 2026, as the new date upon which the Registration Statement shall become effective. The Registration Statement under the Securities Act is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 14th day of August, 2026.

HPS CORPORATE LENDING FUND

By:	/s/ Michael Patterson
Name:	Michael Patterson
Title:	Chairperson, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Michael Patterson Michael Patterson	Chairperson, Chief Executive Officer and Trustee (Principal Executive Officer)	August 14, 2026

/s/ Robert Busch Robert Busch	Chief Financial Officer and Principal Accounting Officer	August 14, 2026

/s/ Randall Lauer Randall Lauer*	Trustee	August 14, 2026

/s/ Robin Melvin Robin Melvin*	Trustee	August 14, 2026

/s/ Donna Milia Donna Milia*	Trustee	August 14, 2026

/s/ Robert Van Dore Robert Van Dore*	Trustee	August 14, 2026

*By:	/s/ Tyler Thorn
Tyler Thorn
As Agent or Attorney-in-Fact

The original powers of attorney authorizing Yoohyun K. Choi and Tyler Thorn to execute the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Amendment is filed have been executed and filed as Exhibits and are incorporated by reference from the Registrant’s registration statement on Form N-2 (SEC File No. 333-259453) filed on September 10, 2021, and from the Registrant’s registration statement on Form N-2 (SEC File No. 333-270667) filed on March 17, 2023, as applicable.